Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 12,953	$ 13,684
Canaada [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	374	578
Barbadaos [Membr]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	3,254	4,068
Uniited States [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 9,325	$ 9,038